PRODUCT REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Product revenue	$ 1,391,258	¥ 9,012,290	¥ 7,635,450	¥ 6,045,573
Media Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Product revenue	853,218	5,526,976	5,036,039	4,050,122
General Merchandise [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Product revenue	$ 538,040	¥ 3,485,314	¥ 2,599,411	¥ 1,995,451